Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues (Note 21):
Aeronautical services	$ 8,280,522	$ 7,037,920	$ 5,419,022
Non-aeronautical services	2,772,905	2,393,604	1,849,252
Improvements to concession assets	1,312,491	1,676,037	838,635
Revenues	12,365,918	11,107,561	8,106,909
Operating costs:
Cost of services (Note 22)	2,110,407	1,782,371	1,558,258
Technical assistance fees (Note 32)	357,451	301,820	236,507
Concession taxes (Note 10)	944,197	764,349	483,086
Depreciation and amortization (Note 23)	1,443,562	1,348,387	1,156,435
Cost of improvements to concession assets (Note 25)	1,312,491	1,676,037	838,635
Other income – net (Note 26)	(83,921)	(295)	(254,612)
Operating costs	6,084,187	5,872,669	4,018,309
Income from operations	6,281,731	5,234,892	4,088,600
Finance cost – net (Note 27):
Finance income	420,735	279,570	90,889
Finance cost	(619,207)	(381,708)	(209,304)
Exchange gain (loss) – net	99,083	(500,894)	(338,395)
Finance cost - Net	(99,389)	(603,032)	(456,810)
Share of loss of associate (Note 14)	(10,620)	(11,728)	(13,704)
Income before income taxes	6,171,722	4,620,132	3,618,086
Income tax (Note 13.c):
Current	1,849,551	1,532,875	1,030,026
Deferred	(408,910)	(266,302)	(182,717)
Income tax	1,440,641	1,266,573	847,309
Profit for the year	4,731,081	3,353,559	2,770,777
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(226,494)	773,453	482,394
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit – net of income tax	(2,602)	10,773
Total comprehensive income for the year	4,501,985	4,137,785	3,253,171
Profit for the year attributable to:
Controlling interest	4,649,120	3,281,884	2,726,020
Non-controlling interest	81,961	71,675	44,757
Profit for the year	4,731,081	3,353,559	2,770,777
Total comprehensive income for the year attributable to:
Controlling interest	4,451,659	3,948,323	3,141,513
Non-controlling interest	50,326	189,462	111,658
Total comprehensive income for the year	$ 4,501,985	$ 4,137,785	$ 3,253,171
Weighted average number of common shares outstanding	525,575,547	525,575,547	525,575,547
Basic and diluted earnings per share (in Mexican Pesos, Notes 3.s and w.)	$ 8.8457	$ 6.2443	$ 5.1867